Scope of consolidation - Narrative - Held for Sale (Details) - EUR (€) € in Millions	1 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Assets held for sale	€ 5		€ 5	€ 917
Liabilities held for sale	0		0	458
Assets	€ 195,153		195,153	207,607
Gains/(losses) on disposal of investments			(1,839)	€ (98)	€ 20
Auto Avaliar
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	49.00%	43.30%
North America
Disclosure of subsidiaries [line items]
Gains/(losses) on disposal of investments	€ 1,600
Assets and liabilities classified as held for sale | Stellantis Otomotiv Pazarlama Anonim Sirketi ("Stellantis Türkiye")
Disclosure of subsidiaries [line items]
Assets	674		674
Liabilities	€ 350		€ 350